SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is August 26, 2025.

For the MFS® Funds listed below:

MFS® ACTIVE CORE PLUS BOND ETF	MFS® ACTIVE INTERNATIONAL ETF
MFS® ACTIVE GROWTH ETF	MFS® ACTIVE MID CAP ETF
MFS® ACTIVE INTERMEDIATE MUNI BOND ETF	MFS® ACTIVE VALUE ETF

Effective August 26, 2025, the "Ticker Symbol" table on the cover page is amended to include the following:

Fund	Ticker Symbol	Principal U.S. Listing Exchange
MFS® Active Exchange Traded Funds Trust:
MFS® Active Mid Cap ETF	MMID	New York Stock Exchange LLC (“NYSE”)

Effective immediately, the following sentences are added to the paragraph following the "Ticker Symbol" table:

In addition, this SAI should be read in conjunction with the Prospectus dated August 26, 2025, for MFS Active Mid Cap ETF, as may be amended or supplemented from time to time. MFS Active Mid Cap ETF had not commenced operations as of the fiscal year ended February 28, 2025; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

MFS Active Mid Cap ETF's fiscal year end is February 28. Certain information for MFS Active Mid Cap ETF as of February 28, 2025, is not included in this Statement of Additional Information because the Fund had not commenced operations as of February 28, 2025.

Effective August 26, 2025, the first paragraph of the sub-section entitled "Organization of the Fund" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:

MFS Active Core Plus Bond ETF, MFS Active Growth ETF, MFS Active Intermediate Muni Bond ETF, MFS Active International ETF, MFS Active Mid Cap ETF, and MFS Active Value ETF, each an open-end investment company, are series of MFS Active Exchange Traded Funds Trust, a Massachusetts business trust organized in 2024. MFS Active Growth ETF is a non-diversified fund.  MFS Active Core Plus Bond ETF, MFS Active Intermediate Muni Bond ETF, MFS Active International ETF, MFS Active Mid Cap ETF, and MFS Active Value ETF are diversified funds.

Effective August 26, 2025, the following is added to the table in the section under the sub-heading "Investment Management Agreement" within the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund":

Investment Management Fee
MFS Active Mid Cap ETF	0.59%

Effective August 26, 2025, the following is added to the end of the section entitled "INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS":

Ernst & Young LLP also serves as the independent registered public accounting firm for MFS Active Mid Cap ETF, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

MFS Active Mid Cap ETF had not commenced operations as of the fiscal year ended February 28, 2025; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

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Effective August 26, 2025, the section under the main heading entitled "APPENDIX A — TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND" is restated in its entirety as follows:

The Trustees and Officers of the Trust, as of August 1, 2025, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199.

TRUSTEES
Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEE
Michael W. Roberge(3) age 58	Trustee	January 2021	139	Massachusetts Financial Services Company, Chair (since January 2021); Chief Executive Officer (until 2024); Director; Chairman of the Board (since January 2022)
INDEPENDENT TRUSTEES
John P. Kavanaugh age 70	Trustee and Chair of Trustees	January 2009	139	Private investor
Steven E. Buller age 74	Trustee	February 2014	139	Private investor
John A. Caroselli age 71	Trustee	March 2017	139	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)
Maureen R. Goldfarb age 70	Trustee	January 2009	139	Private investor
Peter D. Jones age 70	Trustee	January 2019	139	Private investor
James W. Kilman, Jr. age 64	Trustee	January 2019	139

Burford Capital Limited (finance and investment management), Senior Advisor (since 2021), Chief Financial Officer (2019 – 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)

Clarence Otis, Jr. age 69	Trustee	March 2017	139	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director

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Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Maryanne L. Roepke age 69	Trustee	May 2014	139	Private investor
Paula E. Smith age 62	Trustee	January 2025	139	Private investor; PricewaterhouseCoopers LLP (accounting), Partner (until June 2023)
Laurie J. Thomsen age 67	Trustee	March 2005	139	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Darrell A. Williams age 66	Trustee	January 2025	139

DuSable Group, LLC (financial advisory and consulting services), Founder & Managing Member (since June 2023), Loop Capital LLC (investment banking, brokerage and advisory services), Managing Partner (2018 – 2020) and Managing Director (2020 – March 2023)

OFFICERS
Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
William T. Allen(3) age 58	Deputy Assistant Treasurer	April 2024	139	Massachusetts Financial Services Company, Vice President
Brian Balasco(3) age 47	Assistant Treasurer	April 2024	139	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane(3) age 51	Assistant Secretary and Assistant Clerk	July 2005	139	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne(3) age 49	Assistant Treasurer	April 2024	139	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr.(3) age 58	Deputy Treasurer	April 2017	139	Massachusetts Financial Services Company, Vice President

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Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
David L. DiLorenzo(3) age 56	President	July 2005	139	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 57	Secretary and Clerk	April 2017	139	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld(3) age 52	Assistant Secretary and Assistant Clerk	June 2006	139	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux(3) age 48	Chief Compliance Officer	March 2022	139

Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021); Senior Director Compliance (2021-2022); Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)

Amanda S. Mooradian(3) age 46	Assistant Secretary and Assistant Clerk	September 2018	139	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira(3) age 54	Assistant Secretary and Assistant Clerk	July 2005	139	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips(3) age 54	Treasurer	September 2012	139	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe(3) age 50	Assistant Secretary and Assistant Clerk	October 2014	139	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel

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Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
William B. Wilson(3) age 42	Assistant Secretary and Assistant Clerk	October 2022	139	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel

(1) Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.

(2) Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).

(3) “Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199.

Each Trustee has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

The Interested Trustee and certain Officers hold comparable officer positions with certain affiliates of MFS.

The following provides an overview of the Board's process for identifying individuals for the pool from which trustee candidates are ultimately selected and the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. As part of this process, the Board works with the Nomination and Compensation Committee, which recommends qualified trustee candidates to the Board in the event that a position is vacated or created. Because the Trustees believe that a well-balanced and qualified board is an important component of a strong governance structure, the Board is committed to actively seeking individuals with diverse backgrounds, experience and perspectives, including women and underrepresented minority candidates, for the pool from which trustee candidates are selected. The current members of the Board have joined the Board at different points in time since 2005. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual's ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills, experience, and perspectives on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts. Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Interested Trustee:

Michael W. Roberge

Mr. Roberge is Chairman of MFS (the MFS Funds’ investment adviser) and Chairman of the MFS Board of Directors. As Chief Executive Officer of MFS from 2017 through 2024, Mr. Roberge set the strategic priorities for MFS, leading a team responsible for the investment, distribution, finance, human resources, legal and technology functions at the firm. He has substantial executive and investment management experience, having worked for MFS for over 25 years.

Independent Trustees:

Steven E. Buller, CPA

Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry. Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. ("BlackRock"), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes. Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board (the PCAOB). He has also served on the board of BlackRock Finco UK, a privately-held company.

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John A. Caroselli

Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry. She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc. Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company. She also held various marketing, distribution, and portfolio management positions with other investment management firms. Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

Peter D. Jones

Mr. Jones has substantial senior executive, accounting and investment management experience at firms within the investment management industry. Mr. Jones was the Chairman of Franklin Templeton Institutional, LLC and President of Franklin Templeton Distributors Inc. Mr. Jones formerly was the President of IDEX Distributors, Inc., which oversaw the formation and launch of IDEX Mutual Funds (now part of Transamerica Funds). Mr. Jones is a member of the Investment Advisory Council of the Florida State Board of Administration. Mr. Jones was formerly a CPA and served as Tax Manager at PricewaterhouseCoopers in Tampa, Florida and Atlanta, Georgia. Mr. Jones is a member of the Governing Council of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund director community. Mr. Jones is also a member of the Investment Committee and a former trustee of the Florida State University Foundation.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry and is a Chartered Financial Analyst. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He previously served on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.

James W. Kilman, Jr.

Mr. Kilman has substantial senior executive and investment banking management experience at firms within the investment management industry. Mr. Kilman is currently a Senior Advisor to Burford Capital Limited, a global finance and investment management firm focusing on the law, and the Chief Executive Officer of KielStrand Capital LLC, a family office that makes and manages investments and oversees philanthropic activities. Previously, Mr. Kilman served as the Chief Financial Officer of Burford Capital Limited. Mr. Kilman formerly was the Vice Chairman, Co-Head of Diversified Financials Coverage in the Financial Institutions Banking Group at Morgan Stanley & Co. Prior to joining Morgan Stanley, Mr. Kilman was Managing Director in the Advisory Group within the Fixed Income Division's Mortgage Department at Goldman Sachs & Co. Mr. Kilman also held managerial and investment positions with ABN AMRO Inc. and PaineWebber Inc.

Clarence Otis, Jr.

Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies. He is a former director of the Federal Reserve Bank of Atlanta.

Maryanne L. Roepke

Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc., where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.

Paula E. Smith

Ms. Smith has substantial senior executive, operational and auditing and accounting experience in the financial services industry. Ms. Smith was an auditor at PricewaterhouseCoopers LLP (“PwC”) for over 35 years where she was the lead engagement partner for a number of global financial services firms and served in various asset management industry, operational and human capital related leadership roles, including serving as UK Asset Management Leader. Prior to joining PwC, Ms. Smith worked in the mutual fund accounting department at State Street. She is a former board member of Nicsa, an asset management trade association.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies. Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm. Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm. Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

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Darrell A. Williams

Mr. Williams has substantial executive and board experience in the financial services industry. Mr. Williams is founder and Managing Member of DuSable Group, LLC, where he provides financial advisory and consulting services to clients. Prior to that, he served in various roles, including as Managing Director, at Loop Capital LLC, a full-service investment bank, brokerage and advisory firm that provides investment services to institutional clients. Mr. Williams is a former board member of Amalgamated Bank of Chicago and Intrado Inc., where he chaired the company’s audit committee.

Effective August 26, 2025, the following is added to the table entitled "Trustee Compensation Table" under the main heading entitled "APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES":

Name and Position
	Interested Trustee	Independent Trustees
Aggregate Compensation Paid by Fund	Michael W. Roberge	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Paula E. Smith[1]	Laurie J. Thomsen	Darrell A. Williams[2]

MFS Active Mid Cap ETF[3]	Not Applicable	$91	$91	$91	$91	$91	$91	$91	$91	$91	$91	$91
[1]	Ms. Smith became a Trustee of the Fund on January 1, 2025.
[2]	Mr. Williams became a Trustee of the Fund on January 1, 2025.
[3]	Estimated amounts for the fiscal year ended February 28, 2026.

Effective August 26, 2025, the following paragraph is added after the first paragraph of the sub-section entitled "Ownership by Trustees and Officers" under the main heading entitled "APPENDIX C — SHARE OWNERSHIP":

As of August 1, 2025, the Trustees and Officers of the Trust as a group owned of record less than 1% of the shares of MFS Active Mid Cap ETF because shares of the MFS Active Mid Cap ETF had not been offered for sale as of that date.

Effective August 26, 2025, the following is added to the second paragraph of the sub-section entitled "Ownership by Trustees and Officers" under the main heading entitled "APPENDIX C — SHARE OWNERSHIP":

No Trustee owned shares of MFS Active Mid Cap ETF as of December 31, 2024, because shares of MFS Active Mid Cap ETF had not been offered for sale as of December 31, 2024.

Effective August 26, 2025, the third paragraph and table in the sub-section entitled "Control Persons and Principal Holders of Securities" under the main heading entitled "APPENDIX C – SHARE OWNERSHIP" are restated in their entirety as follows:

Although the Fund does not have the information concerning the beneficial ownership of shares held in the names of DTC Participants, the following identifies the name and percentage ownership of each DTC Participant that owned of record 5% or more of a Fund's outstanding shares as of July 31, 2025.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS ACTIVE CORE PLUS BOND ETF
	5.00	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
MFS ACTIVE GROWTH ETF
	47.20	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310
	24.01	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
	13.09	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710

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FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.08	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
MFS ACTIVE INTERMEDIATE MUNI BOND ETF
	79.45	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
	16.07	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
MFS ACTIVE INTERNATIONAL ETF
	29.04	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310
	27.91	CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO CA 94105-1901
	11.00	NORTHERN TRUST COMPANY 50 S LASALLE ST M-11 CHICAGO IL 60603-1003
	8.70	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710
	6.90	RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
	5.14	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002
MFS ACTIVE VALUE ETF
	45.69	STATE STREET BANK & TRUST CO 1 CONGRESS ST STE 1 BOSTON MA 02114-2016
	29.73	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310
	7.02	FOLIO INVESTMENTS, INC. 8180 GREENSBORO DRIVE 8TH FLOOR MCLEAN VA 22102-3865

As of July 31, 2025, no shares of MFS Active Mid Cap ETF were owned because the Fund had not yet commenced operations.

Effective August 26, 2025, the third paragraph and table in the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S) " are restated in their entirety as follows:

With respect to each portfolio manager except Mr. Brett Fleishman, Ms. Laura Granger, Ms. Kate Mead, and Mr. Chris Sunderland, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2024, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds and/or MFS Funds managed in a substantially similar strategy to the portion of the Funds managed by the portfolio managers, unless otherwise indicated:

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Fund	Portfolio Manager	Benchmark(s)

MFS Active Core Plus Bond ETF	Philipp Burgener	Bloomberg U.S. Aggregate Bond Index
	Joshua Marston	Bloomberg U.S. Aggregate Bond Index

MFS Active Growth ETF	Timothy Dittmer[1]	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth
	Eric Fischman	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth
	Bradford Mak	Russell 1000® Growth Index Lipper Large-Cap Growth Funds Morningstar US Large Growth

MFS Active Intermediate Muni Bond ETF	Jason Kosty	Bloomberg Municipal 1-15 Year Index
	Megan Poplowski	Bloomberg Municipal 1-15 Year Index
	Daniel Streppa	Bloomberg Municipal 1-15 Year Index

MFS Active International ETF	Filipe Benzinho	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend
	Daniel Ling	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend
	Harry Purcell[2]	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend
	Jed Stocks	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend

MFS Active Mid Cap ETF	Kevin Schmitz[3]	Russell Midcap® Index Lipper Mid-Cap Core Funds Morningstar US Fund Mid-Cap Blend

MFS Active Value ETF	Katherine Cannan	Russell 1000® Value Index Lipper Large-Cap Value Funds Morningstar US Large Value
	Nevin Chitkara	Russell 1000® Value Index Lipper Large-Cap Value Funds Morningstar US Large Value
	Thomas Crowley	Russell 1000® Value Index Lipper Large-Cap Value Funds Morningstar US Large Value

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of June 1, 2025.

2 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of May 1, 2025.

3 MFS expects the benchmarks will be used to measure the portfolio manager's performance as of August 26, 2025.

Effective August 26, 2025, the following is added as the last paragraph in the sub-section entitled "Ownership of Fund Shares" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)":

As of August 26, 2025, no portfolio manager owned shares of MFS Active Mid Cap ETF because the Fund had not yet commenced operations.

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Effective August 26, 2025, the following is added to the table in the sub-section entitled "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S) ":

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Active Mid Cap ETF	Kevin Schmitz[3] (Became a Portfolio Manager of the Fund on August 26, 2025)	Registered Investment Companies[4]	4	$ 19.5 billion
		Other Pooled Investment Vehicles	1	$ 2.4 billion
		Other Accounts	6	$ 717.9 million

3 Account information is as of July 31, 2025.

4 Does not include the Fund.

Effective August 26, 2025, the section under the main heading entitled "APPENDIX I - INVESTMENT RESTRICTIONS" is restated in its entirety as follows:

Fundamental investment restrictions cannot be changed without the approval of a Majority Shareholder Vote. Non-fundamental policies, if any, can be changed without shareholder approval.

MFS Active Core Plus Bond ETF, MFS Active Growth ETF, MFS Active Intermediate Muni Bond ETF, MFS Active International ETF, MFS Active Mid Cap ETF, and MFS Active Value ETF:

As fundamental investment restrictions, the Fund:

1. May borrow money to the extent not prohibited by applicable law.

2. May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3. May issue senior securities to the extent not prohibited by applicable law.

4. May make loans to the extent not prohibited by applicable law.

5. May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6. May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry or group of industries if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry or group of industries.

Except for the Fund's fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, the Fund will consider the stated industry concentration policies of underlying investment companies, to the extent they are known to the Fund, when making investments.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

For purposes of fundamental investment restriction No. 6, the Fund will look through a private activity municipal bond whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity in determining the industry classification of the investment.

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